Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding, Options, Beginning Balance	1,681,325	1,314,196
Granted, Options	250,000	604,901
Exercised, Options		(2,916)
Cancelled, Options	(157,055)	(234,856)
Outstanding, Options, Ending Balance	1,774,270	1,681,325
Vested or expected to vest, Options, Ending Balance	1,510,376	1,376,512
Exercisable, Options, Ending Balance	959,468	854,469
Outstanding, Weighted-Average Exercise Price, Beginning Balance	$ 7.63	$ 9.37
Granted, Weighted-Average Exercise Price	$ 1.47	$ 4.53
Exercised, Weighted-Average Exercise Price		$ 2.46
Cancelled, Weighted-Average Exercise Price	$ 6.52	$ 9.44
Outstanding, Weighted-Average Exercise Price, Ending Balance	$ 6.86	$ 7.63
Vested or expected to vest, Weighted-Average Exercise Price, Ending Balance	$ 7.29	$ 8.29
Exercisable, Weighted-Average Exercise Price, Ending Balance	$ 9.01	$ 9.50
Outstanding, Weighted-Average Remaining Contractual Term (In Years), Ending Balance	6 years 10 months 13 days	7 years 2 months 9 days
Vested or expected to vest, Weighted-Average Remaining Contractual Term (In Years), Ending Balance	6 years 6 months 11 days	6 years 9 months 18 days
Exercisable, Weighted-Average Remaining Contractual Term (In Years), Ending Balance	5 years 1 month 28 days	5 years 9 months 26 days
Outstanding, Aggregate Intrinsic Value, Ending Balance
Vested or expected to vest, Aggregate Intrinsic Value, Ending Balance
Exercisable, Aggregate Intrinsic Value, Ending Balance